Investments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	$ 31,982	$ 137
Gross Unrealized Gains	7	0
Gross Unrealized Losses	(3)	0
Estimated Fair Value	31,986	137
Marketable securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	2,246
Gross Unrealized Gains	7
Gross Unrealized Losses	(3)
Estimated Fair Value	2,250
Short-term deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	6,000
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Estimated Fair Value	6,000
Cash and cash equivalents [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Basis	23,736	137
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 23,736	$ 137